Commitments and Contingencies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)
Commitments And Contingencies [Line Items]
Litigation contingency reserves liability	$ 0	$ 0
Operating lease, aggregate lease payments, 2018	86,000
Operating lease, aggregate lease payments, 2019	89,000
Operating lease, aggregate lease payments, 2020	$ 46,000
Operating lease payments commencement date	Feb. 01, 2017
Operating lease terminate period	2020-06
Rent expense associated with lease	$ 205,000	138,000	$ 106,000
Credit Arrangement
Commitments And Contingencies [Line Items]
Line of credit facility, maximum borrowing capacity per month | €				€ 300,000
Outstanding credit arrangement	$ 0	$ 0